Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Core Equity Fund
Class Name	Class A
Trading Symbol	PMYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$52	0.93%
[1],[2]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.93%
Net Assets	$ 6,044,458,148
Holdings Count | $ / shares	145
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$6,044,458,148
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	145
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Core Equity Fund
Class Name	Class C
Trading Symbol	PMYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$94	1.68%
[4],[5]
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.68%
Net Assets	$ 6,044,458,148
Holdings Count | $ / shares	145
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$6,044,458,148
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	145
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Core Equity Fund
Class Name	Class R
Trading Symbol	PMYZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$66	1.18%
[7],[8]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.18%
Net Assets	$ 6,044,458,148
Holdings Count | $ / shares	145
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$6,044,458,148
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	145
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Core Equity Fund
Class Name	Class R6
Trading Symbol	PMYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$34	0.60%
[10],[11]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.60%
Net Assets	$ 6,044,458,148
Holdings Count | $ / shares	145
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$6,044,458,148
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	145
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Core Equity Fund
Class Name	Class Y
Trading Symbol	PMYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$38	0.68%
[13],[14]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.68%
Net Assets	$ 6,044,458,148
Holdings Count | $ / shares	145
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$6,044,458,148
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	145
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.